Offerings - Offering: 1	Aug. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value, to be issued pursuant to the Fifth Amended and Restated 2019 Stock Incentive Plan of INVO Fertility, Inc.
Amount Registered | shares	800,000
Proposed Maximum Offering Price per Unit	1.03
Maximum Aggregate Offering Price	$ 824,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 113.79
Offering Note	This Registration Statement shall also cover any additional shares of common stock which become issuable under the Plan being registered pursuant to this Registration Statement by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock. Reflects 800,000 shares pursuant to an automatic increase to the number of shares of the Registrant's common stock reserved for issuance pursuant to a fifth amendment and restatement of the 2019 Stock Incentive Plan (the "Plan"), adopted and approved at the July 23, 2026 annual meeting of the shareholders. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low sale price of the Registrant's common stock on August 27, 2026 as reported in the Nasdaq Stock Market.